Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

The Company’s inventories at December 31, 2025 and 2024, consisted of the following (figures are in thousands of USD):

	December 31,
	2025	2024
Finished goods	$78,668	$73,789
Raw materials	25,758	19,946
Work in process	19,992	18,823
Balance at end of year	$124,418	$112,558